Derivative Instruments and Hedging Activities (Note)	3 Months Ended
Sep. 27, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities [Text Block]
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Company enters into certain derivative financial instruments, when available on a cost-effective basis, to mitigate its risk associated with changes in interest rates and foreign currency exchange rates as follows:

Interest rate risk management - The Company is exposed to the impact of interest rate changes. The Company's objective is to manage the impact of interest rate changes on cash flows and the market value of the Company's borrowings. The Company utilizes a mix of debt maturities along with both fixed-rate and variable-rate debt to manage changes in interest rates. In addition, the Company may enter into treasury-lock agreements ("T-Locks") and interest rate swap agreements on certain investing and borrowing transactions to manage its interest rate changes and to reduce its overall cost of borrowing.

Foreign currency exchange risk management - The Company conducts business in several major international currencies and is subject to risks associated with changing foreign exchange rates. The Company's objective is to reduce cash flow volatility associated with foreign exchange rate changes on a consolidated basis to allow management to focus its attention on business operations. Accordingly, the Company enters into various contracts that change in value as foreign exchange rates change to protect the value of existing foreign currency assets and liabilities, commitments and anticipated foreign currency revenue and expenses.

All derivative instruments are managed on a consolidated basis to efficiently net exposures and thus take advantage of any natural offsets. Gains and losses related to the derivative instruments are expected to be largely offset by gains and losses on the original underlying asset or liability. The Company does not use derivative financial instruments for speculative purposes. The notional amount of all derivatives outstanding was $441.0 million and $468.5 million at September 27, 2014 and June 28, 2014, respectively.

Derivatives instruments designated as hedges

At September 27, 2014 and June 28, 2014, all of the Company's designated hedging instruments were classified as cash flow hedges. For cash flow hedges that meet hedge accounting criteria, the fair value is recorded in shareholders’ equity as a component of Other comprehensive income ("OCI"), net of tax. These deferred gains and losses are recognized in income in the period in which the hedged item and hedging instrument affect earnings. Any ineffective portion of the change in fair value is immediately recognized in earnings.

Interest rate swaps

Interest rate swap agreements are contracts to exchange floating rate for fixed rate payments (or vice versa) over the life of the agreement without the exchange of the underlying notional amounts. The notional amounts of the interest rate swap agreements are used to measure interest to be paid or received and do not represent the amount of exposure to credit loss. The differential paid or received on the interest rate swap agreements is recognized as an adjustment to interest expense.

During the second quarter of 2014, the Company entered into a $1.0 billion Term Loan Agreement with floating interest rates priced off the LIBOR yield curve, as described in Note 8. The Company had preexisting forward interest rate swap agreements with a notional amount totaling $240.0 million to hedge the change in the LIBOR rate of its previous term loans that were used to hedge the new Term Loan. The after-tax loss for the effective portion of the hedge remains in accumulated other comprehensive income ("AOCI") and continues to be amortized to earnings over the life of the debt.

During the first quarter of fiscal 2014, the Company entered into forward interest rate swap agreements to hedge against changes in the benchmark interest rate between the date the swap agreements were entered into and the date of the issuance of the Company's new senior notes (discussed collectively in Note 8 as the "Bonds"). These swaps were designated as cash flow hedges of expected future debt issuances with a notional amount totaling $725.0 million. The interest rate swaps were settled upon the issuance of an aggregate of $2.3 billion principal amount on December 18, 2013 for a cumulative after-tax gain of $12.8 million, which was recorded in OCI and is being amortized to earnings over the life of the debt.

Foreign currency forward contracts

The Company enters into foreign currency forward contracts in order to hedge the impact of fluctuations of foreign exchange on expected future purchases and related payables denominated in a foreign currency and to hedge the impact of fluctuations of foreign exchange on expected future sales and related receivables denominated in a foreign currency. Both types of forward contracts have a maximum maturity date of 15 months.

Fair value hedges

During the first quarter of 2014, the Company entered into three pay-floating interest rate swaps with a total notional amount of $425.0 million to hedge changes in the fair value of the Company's senior notes from fluctuations in interest rates. These swaps were designated and qualified as fair value hedges of the Company's fixed rate debt. Accordingly, the gain or loss recorded on the pay-floating interest rate swaps was directly offset by the change in fair value of the underlying debt. Both the derivative instrument and the underlying debt were adjusted to market value at the end of each period with any resulting gain or loss recorded in Other expense (income), net. As a result, the Company recorded a net hedge loss of $1.7 million in Other expense (income), net during the three months ended September 28, 2013. Due to the retirement of the underlying senior notes in the second quarter of fiscal year 2014, the hedge was terminated.

Derivative instruments not designated as hedges

The Company also has forward foreign currency contracts that are not designated as hedging instruments. Accordingly, these derivative instruments are adjusted to current market value at the end of each period through earnings. The gains or losses on these instruments are substantially offset by the remeasurement adjustment on the foreign currency denominated asset or liability. The settlement of the derivative instrument and the remeasurement adjustment on the foreign currency denominated asset or liability are both recorded in Other expense (income), net at the end of each period. The Company recorded losses of $3.3 million and $1.5 million related to these contracts for the three months ended September 27, 2014 and September 28, 2013, respectively.

The balance sheet location and gross fair value of the Company's derivative instruments at September 27, 2014 and June 28, 2014 were as follows (in millions):

	Asset Derivatives
	Balance Sheet Location	Fair Value
		September 27, 2014	June 28, 2014
Hedging derivatives:
Foreign currency forward contracts	Other current assets	$0.4	$2.8
Total hedging derivatives		$0.4	$2.8
Non-hedging derivatives:
Foreign currency forward contracts	Other current assets	$0.7	$0.3
Total non-hedging derivatives		$0.7	$0.3

	Liability Derivatives
	Balance Sheet Location	Fair Value
		September 27, 2014	June 28, 2014
Hedging derivatives:
Foreign currency forward contracts	Accrued liabilities	$4.1	$0.7
Interest rate swap agreements	Other non-current liabilities	6.9	8.3
Total hedging derivatives		$11.0	$9.0
Non-hedging derivatives:
Foreign currency forward contracts	Accrued liabilities	$2.4	$0.1
Total non-hedging derivatives		$2.4	$0.1

The effects (gross of tax) of the Company's cash flow hedges on the Condensed Consolidated Statements of Operations and Condensed Consolidated Statements of Other Comprehensive Income at September 27, 2014 and September 28, 2013 were as follows (in millions):

Derivatives Qualifying for Cash Flow Hedging	Amount of Gain/ (Loss) Recognized in OCI on Derivative (Effective Portion)		Location and Amount of Gain/(Loss) Reclassified from Accumulated OCI into Income (Effective Portion)			Location and Amount of Gain/(Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	September 27, 2014	September 28, 2013		September 27, 2014	September 28, 2013		September 27, 2014	September 28, 2013
T-Locks	$—	$—	Interest expense, net	$—	$0.1	Interest expense, net	$—	$—
Interest rate swap agreements	2.7	(15.7)	Interest expense, net	(0.9)	(1.3)	Interest expense, net	—	—
Foreign currency forward contracts	(5.2)	2.7	Net sales	0.6	0.7	Net sales	—	—
			Cost of sales	0.4	(1.0)	Cost of sales	—	(0.4)
			Interest expense, net	—	0.1
			Other expense (income), net	(0.8)	1.0
Total	$(2.5)	$(13.0)		$(0.7)	$(0.4)		$—	$(0.4)

The effects (gross of tax) of the Company's fair value hedges on the Condensed Consolidated Statements of Operations for three months ended September 28, 2013 were as follows (in millions):

Fair Value Hedges	Location and Amount of (Gain)/Loss Recognized into Income		Related Hedged Item	Location and Amount of (Gain)/Loss Recognized in Income on Related Hedged Item
		September 28, 2013			September 28, 2013
Interest rate swap agreements	Other expense (income), net	$(6.7)	Fixed-rate debt	Other expense (income), net	$8.4